MARKETABLE SECURITES HELD FOR SALE	12 Months Ended
Feb. 28, 2015
Notes to Financial Statements
MARKETABLE SECURITIES HELD FOR SALE

As part of the June 30, 2014 Qualified Financing (see Note 6), the Company received 4,800,000 shares of common stock of Quantum Materials Corp (“Consideration Shares”) in lieu of $1,000,000 of cash proceeds from an investor. In the event the Company does not receive gross proceeds of at least $1,000,000 from the sale of the Consideration Shares by the earliest to occur of (i) September 28, 2014 or (ii) the date the Company has sold of the Consideration Shares, then the investor shall make a payment to the Company equal to the difference between $1,000,000 and the aggregate gross proceeds received by the Company from the sale of the Consideration Shares.  In the event the Company received gross proceeds of at least $1,000,000 from the sale of the Consideration Shares within the 90 days following the closing date of the equity financing, the Company shall immediately cease to sell the Consideration Shares and return all the unsold Consideration Shares to the investor and any proceeds from the sale of the Consideration Shares in excess of the $1,000,000.

The Company elected to account for the Consideration Shares and the related liability to the investor at fair value.  As such any changes in fair value of the Consideration Shares and the related liability, which are expected to offset each other, are recorded in earnings. The Consideration Shares and the related liability due to investor are financial instruments which are considered Level 1 in the fair value hierarchy and whose value is based on quoted prices in active market.

The Company generated approximately $1 million of gross proceeds from the sale of 3,730,695 Consideration Shares through September 28, 2014.

On October 14, 2014, the Company entered into an agreement with the investor whereby the remaining 1,069,305 Consideration Shares were to remain with the Company in exchange for the issuance of Series A Convertible Preferred Stock (see Note 6). As of February 28, 2015, the Company sold all remaining Consideration Shares for approximately $214,000 of gross proceeds and incurred a loss of $42,421 on the holding and selling of the securities.